UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, DC   20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment: [  ]; Amendment Number:
This Amendment (check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: The Robert Wood Johnson Foundation
Address: PO Box 2316
         Princeton Forrestal Center
         Princeton, NJ  08543-2316

13F File Number:  28-839

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Warren Wood, III
Title:     Vice President, General Counsel, and Secretary
Phone:     609-243-5907
Signature, Place, and Date of Signing:

J. Warren Wood, III       Princeton, NJ   August 11, 1999

Report Type (check only one):

[X]      13F Holdings Report

[ ]      13F Notice

[ ]      13F Combination Report

List of  Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F INFORMATION TABLE

Name of Issuer               Title of Class     CUSIP      Value       Shares/     SH/PRN INVSTMNT   -----Voting Authority-----
                                                           (x$1000)     PRN AMT            DSCRETN      SOLE       SHARED  NONE
Johnson and Johnson          COM                478160104  5,758,289.00 58,758,054  SH     SOLE         58,758,054

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